Income Taxes Relating to Continuing Operations (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure Of Major Components Of Tax Expense (Benefit)

	For the Year Ended December 31
	2023	2022	2021
Current tax expense
Current year	$—	$2	$—

Disclosure of Reconciliation of Accounting Income (Loss) and Income Tax Expense (Benefit)
A reconciliation of accounting loss and income tax expense was as follows:

	For the Year Ended December 31,
	2023	2022	2021
Loss before income tax	$(76,038)	$(98,906)	$(67,362)
Tax at the domestic rates applicable to profits in the country concerned	$(20,321)	$(21,554)	$(14,913)
Tax effect of expenses that are not deductible for tax purposes	9,932	3,431	990
Unrecognized loss carryforwards and deductible temporary differences	10,389	18,125	13,923
Income tax expense	$—	$2	$—

Disclosure of Deductible Temporary Differences and Unused Loss Carryforwards	Deductible temporary differences and unused loss carryforwards for which no deferred tax assets have been recognized in the consolidated balance sheets were as follows:

	As of December 31
	2023	2022
Loss carryforwards
Expire in 2024	$829	$829
Expire in 2025	9,868	35,217
Expire in 2026	44,518	66,761
Expire in 2027	38,979	38,973
Expire in 2028	68,604	68,337
Expire in 2029	22,022	22,018
Expire in 2030	33,008	32,685
Expire in 2031	42,150	39,908
Expire in 2032	47,887	47,617
Expire in 2033	62,539	—
	$370,404	$352,345

Deductible temporary differences	$39,682	$99,069